Stock Options and Restricted Shares (Details) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Mar. 01, 2026	May 01, 2025	Oct. 31, 2024	Jan. 04, 2024	May 13, 2023	Jan. 04, 2021	Jun. 20, 2020	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Stock Options and Restricted Shares [Line Items]
Authorized shares							500,000
Exercisable period of options granted
Shares increased			1,000,000
Restricted shares	64,851					5,000		300,000						175,000
Vesting period				3 years		3 years								5 years
Shares price (in Dollars per share)														$ 0.01
Compensation expense (in Dollars)								$ 121	$ 39
Stock grant, term								5 years
Weighted average term								2 years 7 months 24 days	3 years 29 days	2 years 8 months 23 days
Board of Directors Chairman [Member]
Stock Options and Restricted Shares [Line Items]
Restricted shares						15,000
Shares price (in Dollars per share)						$ 4.12
Compensation expense (in Dollars)										$ 45	$ 20	$ 20	$ 5
Chief Executive Officer [Member]
Stock Options and Restricted Shares [Line Items]
Restricted shares					300,000
Option Plan 2020 [Member]
Stock Options and Restricted Shares [Line Items]
Exercisable period of options granted							5 years
Compensation expense (in Dollars)								$ 60
Unrecognized compensation cost (in Dollars)								$ 581
Option Plan 2010 [Member]
Stock Options and Restricted Shares [Line Items]
Compensation expense (in Dollars)									$ 61	58
Unrecognized compensation cost (in Dollars)									$ 509	$ 572
First Merger [Member]
Stock Options and Restricted Shares [Line Items]
Restricted shares								100,000
Stock grant, term								5 years
Second Merger [Member]
Stock Options and Restricted Shares [Line Items]
Restricted shares								100,000
Stock grant, term								5 years
Reverse Merger [Member]
Stock Options and Restricted Shares [Line Items]
Stock grant, term								5 years
Stock issued during period, shares, restricted stock								300,000
Regent [Member]
Stock Options and Restricted Shares [Line Items]
Acquisition percentage	51.00%
Restricted Stock [Member]
Stock Options and Restricted Shares [Line Items]
Restricted shares	64,851	160,000
Shares price (in Dollars per share)		$ 0.01
Stock issued during period, shares, restricted stock								100,000		100,000
Repurchase shares								460,000	300,000	475,000
Repurchase share price per share (in Dollars per share)								$ 0.01	$ 0.01	$ 0.01
Minimum [Member] | Restricted Stock [Member]
Stock Options and Restricted Shares [Line Items]
Vesting period		3 years
Maximum [Member] | Restricted Stock [Member]
Stock Options and Restricted Shares [Line Items]
Vesting period		5 years